Summary of Significant Accounting Policies (Computation of Anti-Dilutive Common Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Noncontrolling Interest in Net Income (Loss) Operating Partnerships, Redeemable	$ 2,094	$ 0	$ 859
Weighted Average Limited Partnership Units Outstanding, Basic	4,392	0	6,904
Anti-Dilutive [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Noncontrolling Interest in Net Income (Loss) Operating Partnerships, Redeemable	$ 0	$ (2,273)	$ 0
Weighted Average Limited Partnership Units Outstanding, Basic	0	4,829	0
Stock Option [Member]
Other potential dilutive shares [Abstract]
Anti-dilutive securities	1,373	1,859	1,677
Three Point Seven Five Percent Exchangeable Senior Notes [Member]
Other potential dilutive shares [Abstract]
Anti-dilutive securities	0	0	3,140
Participating Securities [Member]
Other potential dilutive shares [Abstract]
Anti-dilutive securities	3,871	4,099	4,780